Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Opera's share of net income (loss)	$ 15,035	$ (43,964)	$ 179,174
Other comprehensive income (loss):
Exchange differences on translation of foreign operations	(3,477)	(1,156)	42
Reclassification of exchange differences on loss of control	(96)	0	2,936
Share of other comprehensive income (loss) of equity-accounted investees	0	227	(935)
Reclassification of share of other comprehensive loss of equity-accounted investees	708	0	0
Total other comprehensive income (loss)	(2,865)	(928)	2,043
Total comprehensive loss	$ 12,170	$ (44,891)	$ 181,217